Columbia Funds Series Trust II

225 Franklin Street

Boston, MA 02110

October 21, 2016

VIA EDGAR

Mr. Mark Cowan

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Active Portfolios® Multi-Manager Value Fund (the Fund)

Post-Effective Amendment No. 153

File No. 333-131683 /811-21852

Dear Mr. Cowan:

Registrant is filing Post-Effective Amendment No. 153 on Form N-1A pursuant to Rule 485(a)(1) for the purposes of adding Class Z shares to the Fund.

Registrant respectfully requests selective review of this Amendment in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because the prospectus and SAI are identical or substantially similar to those found in prior filings of the Registrant. The filing is for the purpose of adding new Active Portfolio Funds Class Z shares to the Fund; this new class is similar in structure and characteristics to the existing Class A shares of the Active Portfolios Funds, with the exception that the new class has no 12b-1 fee and a lower initial minimum investment amount.

No fees are required in connection with this filing.

If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II